Federal Home Loan Bank Advances (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Federal Home Loan Bank Advances

At December 31, 2013 and 2012, advances from the FHLB, along with their rate and maturity date, consist of the following:

Advance Amount at		Interest Rate	Final Maturity
December 31,
2013	2012
—	10,000,000	3.66	June 17, 2013
—	15,000,000	3.07	June 24, 2013
—	10,000,000	3.24	July 16, 2013
—	10,000,000	3.66	July 16, 2013
10,000,000	—	0.16	January 21, 2014
3,500,000	3,500,000	4.67	December 16, 2014
20,000,000	20,000,000	2.53	January 09, 2018

$33,500,000	$68,500,000

Scheduled Payments for Next Five Years	The scheduled payments for the next five years are as follows:

Year Due	Payment
2014	13,500,000
2015	—
2016	—
2017	—
2018	20,000,000
Thereafter	—

$33,500,000